Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Summary of Net Gains or Losses from Discontinued Operations
The table below summarizes the Company's assets and liabilities related to discontinued operations reported in its consolidated balance sheets.

(in thousands)	December 31, 2017	December 31, 2016
Assets
Investments:
Real estate investments:
Land and improvements	$990,575	$978,556
Buildings and improvements	1,702,926	1,629,555
Total real estate investments	2,693,501	2,608,111
Less: accumulated depreciation	(572,075)	(508,047)
	2,121,426	2,100,064
Loans receivable, net	1,501	5,698
Intangible lease assets, net	103,651	114,558
Real estate asset held for sale, net	28,460	59,709
Net investments	2,255,038	2,280,029
Cash and cash equivalents	6	4,145
Deferred costs and other assets, net	109,096	54,736
Goodwill	28,740	28,740
Total assets of discontinued operations	$2,392,880	$2,367,650

Liabilities
Mortgages and notes payable, net	$1,926,834	$1,339,614
Intangible lease liabilities, net	24,729	30,232
Accounts payable, accrued expenses and other liabilities	17,277	12,239
Total liabilities of discontinued operations	$1,968,840	$1,382,085

The table below provides information about income and expenses related to the Company's discontinued operations reported in its consolidated statements of operations.

	Year Ended December 31,
(in thousands)	2017	2016	2015
Revenues:
Rentals	$229,668	$240,247	$253,360
Interest income on loans receivable	445	1,854	3,301
Tenant reimbursement income	1,836	2,238	2,025
Other income	5,748	6,295	6,407
Total revenues	237,697	250,634	265,093
Expenses:
General and administrative	4,552	2,008	2,071
Transaction costs	6,361	—	—
Property costs (including reimbursable)	10,644	6,750	6,658
Real estate acquisition costs	(78)	325	393
Interest	76,733	77,896	83,718
Depreciation and amortization	82,333	89,240	94,155
Impairments	40,733	26,880	20,348
Total expenses	221,278	203,099	207,343
Income from discontinued operations before other income and income tax expense	16,419	47,535	57,750
Other income:
Loss on debt extinguishment	(2,224)	(1,372)	(787)
Gain on disposition of assets	22,408	22,742	69,072
Total other income	20,184	21,370	68,285
Income from discontinued operations before income tax expense	36,603	68,905	126,035
Income tax benefit (expense)	117	(97)	(122)
Income from discontinued operations	$36,720	$68,808	$125,913

The table below provides information about operating and investing cash flows related to the Company's discontinued operations reported in its consolidated statements of cash flows.

	Year Ended December 31,
(in thousands)	2017	2016	2015
Net cash provided by operating activities	$143,939	$160,279	$172,654
Net cash provided by investing activities	135,880	99,542	262,393